UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078
______________________________________________

Master Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2009

Item 1.   Reports to Stockholders.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Annual Report
April 30, 2009

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government and agency obligations—17.78%

Federal Farm Credit Bank
0.800%, due 12/21/09(1)	$75,000,000	$74,610,000

Federal Home Loan Bank
0.210%, due 05/04/09(1)	85,000,000	84,998,513

1.500%, due 05/06/09(1)	122,534,000	122,508,472

0.210%, due 05/07/09(1)	225,000,000	224,992,125

0.649%, due 05/13/09(2)	113,000,000	113,000,000

2.400%, due 05/13/09	140,000,000	139,999,148

1.800%, due 05/15/09(1)	125,832,000	125,743,918

0.378%, due 05/27/09(2)	350,000,000	350,000,000

0.320%, due 06/08/09(1)	150,000,000	149,949,333

1.293%, due 06/10/09(2)	95,000,000	95,000,000

2.820%, due 07/10/09	120,000,000	120,000,000

0.450%, due 07/13/09(1)	125,000,000	124,885,937

0.550%, due 10/13/09(1)	100,000,000	99,747,917

0.800%, due 12/09/09(1)	90,000,000	89,556,000

0.800%, due 05/05/10	150,000,000	149,985,000

Federal Home Loan Mortgage Corp.*
0.650%, due 05/01/09(2)	200,000,000	200,000,000

0.348%, due 05/18/09(2)	32,500,000	32,494,934

1.800%, due 06/25/09(1)	111,750,000	111,442,688

4.250%, due 07/15/09	91,757,000	92,476,423

Federal National Mortgage Association*
0.420%, due 05/01/09(2)	200,000,000	200,000,000

1.750%, due 05/13/09(1)	55,505,000	55,472,622

1.029%, due 07/13/09(2)	321,000,000	321,000,000

5.125%, due 07/13/09	114,500,000	115,574,958

0.913%, due 07/28/09(2)	167,500,000	167,488,522

US Treasury Bills
0.310%, due 05/21/09(1),(3)	84,250,000	84,235,490

0.330%, due 05/21/09(1),(3)	41,175,000	41,167,451

Total US government and agency obligations
(cost—$3,486,329,451)		3,486,329,451

Bank notes—1.38%

Banking-US—1.38%
Wachovia Bank N.A. (Charlotte)
1.396%, due 05/01/09(2)	125,000,000	125,000,000

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Bank notes—(concluded)

Banking-US—(concluded)
Wells Fargo Bank N.A.
0.547%, due 05/19/09(2)	$146,500,000	$146,500,000

Total bank notes (cost—$271,500,000)		271,500,000

Time deposit—1.17%

Banking-non-US—1.17%
Wells Fargo Bank N.A., Grand Cayman
0.190%, due 05/01/09 (cost—$229,000,000)	229,000,000	229,000,000

Certificates of deposit—14.72%

Banking-non-US—13.44%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	98,500,000	98,500,000

Bank of Nova Scotia
0.570%, due 05/01/09	75,000,000	75,000,000

1.584%, due 05/05/09(2)	91,600,000	91,589,000

2.400%, due 05/07/09	140,000,000	140,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.450%, due 05/22/09	250,000,000	250,000,000

BNP Paribas
0.460%, due 05/01/09	267,000,000	267,000,000

3.180%, due 08/24/09	75,000,000	75,000,000

Calyon N.A., Inc.
3.170%, due 06/02/09	120,000,000	120,000,000

0.900%, due 07/02/09	75,000,000	75,000,000

Credit Suisse First Boston
2.750%, due 05/18/09	175,000,000	175,000,000

Deutsche Bank AG
0.600%, due 05/21/09	210,000,000	210,000,000

0.620%, due 07/08/09	128,000,000	128,000,000

0.610%, due 07/27/09	76,000,000	76,000,000

Dnb NOR ASA
1.000%, due 07/01/09	185,000,000	185,000,000

Lloyds TSB Bank PLC
1.110%, due 07/07/09	215,000,000	215,000,000

Natixis
0.950%, due 07/07/09	200,000,000	200,000,000

Svenska Handelsbanken
1.459%, due 07/13/09(2)	127,000,000	127,000,000

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Toronto-Dominion Bank
1.150%, due 08/20/09	$128,000,000	$128,058,255

		2,636,147,255

Banking-US—1.28%
Morgan (J.P.) Chase Bank
0.450%, due 05/18/09	250,000,000	250,000,000

Total certificates of deposit (cost—$2,886,147,255)		2,886,147,255

Commercial paper(1)—44.79%

Asset backed-banking—1.58%
Atlantis One Funding
0.750%, due 05/19/09	200,000,000	199,925,000

0.750%, due 06/01/09	110,000,000	109,928,958

		309,853,958

Asset backed-miscellaneous—21.97%
Amsterdam Funding Corp.
0.400%, due 05/14/09	168,000,000	167,975,733

0.850%, due 05/19/09	100,000,000	99,957,500

0.950%, due 06/10/09	100,000,000	99,894,444

0.850%, due 07/06/09	68,000,000	67,894,033

Atlantic Asset Securitization LLC
0.320%, due 05/11/09	136,837,000	136,824,837

0.320%, due 05/13/09	100,000,000	99,989,333

0.650%, due 06/03/09	100,000,000	99,940,417

0.500%, due 07/01/09	50,000,000	49,957,639

Barton Capital LLC
0.350%, due 05/11/09	158,577,000	158,561,583

0.330%, due 05/13/09	22,302,000	22,299,547

0.340%, due 05/19/09	46,017,000	46,009,177

Chariot Funding LLC
0.350%, due 05/11/09	209,039,000	209,018,677

Enterprise Funding Co. LLC
0.550%, due 05/14/09	76,500,000	76,484,806

0.350%, due 05/19/09	133,634,000	133,610,614

0.510%, due 07/07/09	39,826,000	39,788,199

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(continued)
Fairway Finance Co. LLC
0.350%, due 05/08/09	$100,000,000	$99,993,194

0.650%, due 06/08/09	148,000,000	147,898,456

0.570%, due 07/06/09	64,135,000	64,067,979

Falcon Asset Securitization Corp.
0.500%, due 05/13/09	50,000,000	49,991,667

Jupiter Securitization Co. LLC
0.350%, due 05/08/09	150,000,000	149,989,792

Kitty Hawk Funding Corp.
0.510%, due 07/07/09	95,241,000	95,150,600

Market Street Funding LLC
0.650%, due 06/11/09	150,000,000	149,888,958

0.650%, due 06/12/09	50,000,000	49,962,083

Old Line Funding Corp.
0.350%, due 05/07/09	50,000,000	49,997,083

0.500%, due 05/08/09	50,033,000	50,028,136

0.350%, due 05/12/09	47,076,000	47,070,965

0.600%, due 06/08/09	81,813,000	81,761,185

0.650%, due 06/08/09	100,000,000	99,931,389

Ranger Funding Co. LLC
0.350%, due 05/11/09	68,025,000	68,018,386

0.570%, due 05/19/09	150,000,000	149,957,250

0.700%, due 06/16/09	67,620,000	67,559,518

0.560%, due 07/06/09	145,000,000	144,851,133

Regency Markets No.1 LLC
0.450%, due 05/26/09	116,919,000	116,882,463

Sheffield Receivables Corp.
0.650%, due 06/03/09	50,000,000	49,970,208

0.500%, due 07/01/09	50,000,000	49,957,639

0.500%, due 07/06/09	65,000,000	64,940,417

Thunderbay Funding
0.350%, due 05/07/09	50,000,000	49,997,083

0.600%, due 06/01/09	33,955,000	33,937,457

0.650%, due 06/02/09	124,365,000	124,293,145

0.650%, due 06/08/09	60,000,000	59,958,833

0.650%, due 06/16/09	75,133,000	75,070,598

0.500%, due 07/01/09	45,060,000	45,021,824

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
0.500%, due 06/22/09	$200,000,000	$199,855,556

0.450%, due 07/20/09	90,000,000	89,910,000

Yorktown Capital LLC
0.570%, due 05/18/09	65,000,000	64,982,504

0.700%, due 06/16/09	100,000,000	99,910,556

0.600%, due 07/02/09	109,178,000	109,065,183

		4,308,077,779

Automobile OEM—0.89%
American Honda Finance Corp.
0.750%, due 05/07/09	100,000,000	99,987,500

0.900%, due 07/02/09	74,325,000	74,209,796

		174,197,296

Banking-non-US—4.92%
Bank of Nova Scotia
0.720%, due 05/13/09	98,000,000	97,976,480

Caisse Nationale des Caisses d’Epargne et de Prevoyance
0.530%, due 05/14/09	200,000,000	199,961,722

0.790%, due 06/03/09	200,000,000	199,855,167

Dnb NOR ASA
0.550%, due 06/03/09	46,000,000	45,976,808

0.780%, due 06/29/09	65,000,000	64,916,908

0.880%, due 08/24/09	94,000,000	93,735,756

Svenska Handelsbanken
0.350%, due 05/11/09	263,000,000	262,974,431

		965,397,272

Banking-US—11.99%
Calyon N.A., Inc.
1.870%, due 06/17/09	77,500,000	77,310,792

1.020%, due 07/29/09	150,000,000	149,621,750

CBA (Delaware) Finance, Inc.
0.630%, due 06/19/09	45,700,000	45,660,812

0.630%, due 06/23/09	100,000,000	99,907,250

0.640%, due 07/01/09	200,000,000	199,783,111

Danske Corp.
0.500%, due 05/04/09	200,000,000	199,991,667

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
ING (US) Funding LLC
0.650%, due 07/30/09	$142,000,000	$141,769,250

Morgan (J.P.) Chase & Co.
0.350%, due 06/03/09	300,000,000	299,903,750

Nordea N.A., Inc.
0.290%, due 05/18/09	188,000,000	187,974,255

San Paolo IMI US Financial Co.
0.850%, due 06/22/09	180,000,000	179,779,000

0.810%, due 07/02/09	120,000,000	119,832,600

0.800%, due 07/06/09	100,000,000	99,853,333

Societe Generale N.A., Inc.
0.780%, due 05/04/09	100,000,000	99,993,500

0.770%, due 07/01/09	150,000,000	149,804,292

UniCredito Delaware, Inc.
0.600%, due 05/15/09	300,000,000	299,930,000

		2,351,115,362

Brokerage—1.91%
RBS Holdings USA, Inc.
1.200%, due 07/20/09	150,000,000	149,600,000

1.230%, due 07/21/09	225,000,000	224,377,312

		373,977,312

Finance-noncaptive diversified—1.53%
General Electric Capital Corp.
0.300%, due 05/04/09	150,000,000	149,996,250

2.400%, due 06/03/09	150,000,000	149,670,000

		299,666,250

Total commercial paper (cost—$8,782,285,229)		8,782,285,229

US master note—1.99%

Brokerage—1.99%
Banc of America Securities LLC
0.700%, due 05/01/09(2),(4) (cost—$390,000,000)	390,000,000	390,000,000

Funding agreement—1.33%

Insurance-life—1.33%
Metropolitan Life Insurance Co. of CT
0.775%, due 05/01/09(2),(5) (cost—$260,000,000)	260,000,000	260,000,000

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Short-term corporate obligations—5.51%

Banking-non-US—3.56%
BNP Paribas
1.441%, due 05/13/09(2)	$60,000,000	$60,000,000

ING Bank NV
1.571%, due 05/22/09(2),(6)	140,000,000	140,000,000

1.670%, due 06/15/09(2),(6)	106,600,000	106,421,077

Lloyds TSB Group PLC
1.541%, due 05/07/09(2),(6)	150,000,000	150,000,000

Nordea Bank AB
1.449%, due 07/24/09(2),(6)	167,000,000	167,000,000

Rabobank Nederland NV
1.431%, due 05/11/09(2),(6)	75,000,000	75,000,000

		698,421,077

Banking-US—0.76%
HSBC Bank USA, Inc.
1.559%, due 07/14/09(2)	100,000,000	100,000,000

US Bank N.A.
1.393%, due 06/10/09(2)	49,000,000	48,772,059

		148,772,059

Finance-captive automotive—0.71%
Toyota Motor Credit Corp.
0.680%, due 05/01/09(2)	140,000,000	140,000,000

Finance-noncaptive diversified—0.48%
General Electric Capital Corp.
1.356%, due 05/29/09(2)	95,000,000	93,981,348

Total short-term corporate obligations (cost—$1,081,174,484)		1,081,174,484

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Repurchase agreements—11.99%

Repurchase agreement dated 04/30/09 with Banc of America
Securities LLC, 0.150% due 05/01/09, collateralized by
$63,875,000 Federal Farm Credit Bank obligations, zero coupon to 5.200% due 05/01/09 to 02/06/26, $168,850,000 Federal
Home Loan Bank obligations, zero coupon to 5.000% due
05/04/09 to 07/15/36, $277,651,000 Federal Home Loan Mortgage
Corp. obligations, zero coupon to 7.000% due 05/11/09 to
01/15/37, $15,000,000 Federal Home Loan Mortgage Corp.
Principal Strips obligations, 5.750% due 01/15/12, $117,514,000
Federal National Mortgage Association obligations, zero coupon to 8.280% due 08/03/09 to 09/14/26, $13,715,000 Federal
National Mortgage Association Interest Strips obligations, zero coupon due 11/15/12 and $38,600,000 Federal National
Mortgage Association Principal Strips obligations,
4.750% to 7.125% due 02/21/13 to 01/15/30;
(value—$663,000,711); proceeds: $650,002,708	$650,000,000	$650,000,000

Repurchase agreement dated 04/30/09 with Barclays Bank PLC,
0.160% due 05/01/09, collateralized by $710,287,800
US Treasury Bonds, 3.500% to 7.625% due 02/15/25 to
02/15/39; (value—$867,000,114); proceeds: $850,003,778	850,000,000	850,000,000

Repurchase agreement dated 04/30/09 with Deutsche Bank
Securities, Inc., 0.150% due 05/01/09, collateralized by
$155,165,000 Federal Home Loan Bank obligations, 0.976%
to 5.500% due 12/15/09 to 07/15/36, $137,000,000
Federal Home Loan Mortgage Corp. obligations, zero
coupon to 5.000% due 06/11/09 to 07/15/13 and
$6,465,000 Federal National Mortgage Association
obligations, 5.250% due 09/15/16; (value—$306,004,668);
proceeds: $300,001,250	300,000,000	300,000,000

Repurchase agreement dated 04/30/09 with
Goldman Sachs & Co., 0.160% due 05/01/09,
collateralized by $494,339,500 US Treasury Inflation
Index Bonds, 2.375% due 01/15/25; (value—$561,000,087);
proceeds: $550,002,444	550,000,000	550,000,000

Repurchase agreement dated 04/30/09 with State Street
Bank & Trust Co., 0.010% due 05/01/09, collateralized by
$15,305 US Treasury Bills, zero coupon due 08/20/09 to
08/27/09; (value—$15,301); proceeds: $15,000	15,000	15,000

Total repurchase agreements (cost—$2,350,015,000)		2,350,015,000

Prime Master Fund

Statement of net assets—April 30, 2009

	Number of
Security description	shares	Value

Investment of cash collateral from securities loaned—0.52%

Money market fund(7)—0.52%
UBS Private Money Market Fund LLC,(8)
0.460% (cost—$102,816,000)	102,816,000	$102,816,000

Total investments (cost—$19,839,267,419 which approximates
cost for federal income tax purposes)—101.18%		19,839,267,419

Liabilities in excess of other assets—(1.18)%		(231,380,601)

Net assets—100.00%		$19,607,886,818

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2009, and reset periodically.
(3)	Security, or portion thereof, was on loan at April 30, 2009.
(4)	The security detailed in the table below, which represents 1.99% of net assets, is considered liquid and restricted as of April 30, 2009.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.700%, 05/01/09	04/30/09	$390,000,000	1.99%	$390,000,000	1.99%

(5)	The security detailed in the table below, which represents 1.33% of net assets, is considered illiquid and restricted as of April 30, 2009.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Metropolitan Life
Insurance Co. of CT.,
0.775%,05/01/09	04/01/09	$260,000,000	1.33%	$260,000,000	1.33%

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.26% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prime Master Fund

Statement of net assets—April 30, 2009

(7)	Rate shown reflects yield at April 30, 2009.
(8)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/08	04/30/09	04/30/09	04/30/09	04/30/09

UBS Private
Money Market
Fund LLC	$234,656,346	$3,837,404,874	$3,969,245,220	$102,816,000	$524,475

(9)	Acquisition dates represent most recent reset dates on variable rate securities.
OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	75.7%

France	6.0

United Kingdom	4.2

Sweden	2.8

Canada	2.7

Germany	2.1

Japan	2.0

Norway	2.0

Netherlands	1.6

Switzerland	0.9

Total	100.0%

Weighted average maturity—36 days

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

Prime Master Fund

Statement of net assets—April 30, 2009

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$19,579,267,419	$260,000,000	$19,839,267,419

The following is a rollforward of the Fund’s investments that used unobservable inputs (Leve l3) during the year ended April 30, 2009.

Investments,
at value

Beginning balance at 04/30/08	$150,000,000

Net purchases/(sales)	110,000,000

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized gain/(loss)	—

Net transfers in/(out) of Level 3	—

Ending balance at 04/30/09	$260,000,000

In April 2009, the FASB issued FASB Staff Position No.157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government obligations—55.23%

US Cash Management Bills
0.140%, due 05/15/09(1)	$250,000,000	$249,986,389

0.240%, due 06/24/09(1)	100,000,000	99,964,000

1.430%, due 06/24/09(1)	150,000,000	149,678,250

0.415%, due 09/15/09(1)	100,000,000	99,842,260

0.470%, due 09/15/09(1)	75,000,000	74,865,854

US Treasury Bills
0.170%, due 05/07/09(1)	175,000,000	174,995,042

0.140%, due 05/14/09(1)	250,000,000	249,987,406

0.210%, due 05/14/09(1)	100,000,000	99,992,417

0.292%, due 05/14/09(1)	75,000,000	74,992,092

0.275%, due 05/21/09(1)	200,000,000	199,969,444

0.310%, due 05/21/09(1)	53,250,000	53,240,829

0.330%, due 05/21/09(1)	26,575,000	26,570,128

0.211%, due 05/28/09(1)	250,000,000	249,960,531

0.220%, due 05/28/09(1)	250,000,000	249,958,844

0.300%, due 05/28/09(1)	118,500,000	118,473,338

0.170%, due 06/04/09(1)	250,000,000	249,959,979

0.170%, due 06/04/09(1)	58,000,000	57,990,688

0.200%, due 06/11/09(1)	350,000,000	349,920,278

0.215%, due 06/11/09(1)	250,000,000	249,938,927

0.240%, due 06/11/09(1)	200,000,000	199,945,447

0.260%, due 07/02/09(1)	150,000,000	149,932,833

0.285%, due 07/02/09(1)	250,000,000	249,877,292

1.335%, due 07/02/09(1)	87,000,000	86,799,973

1.640%, due 07/02/09(1)	100,000,000	99,717,556

0.316%, due 07/23/09(1)	150,000,000	149,890,890

0.300%, due 07/30/09(1)	250,000,000	249,812,500

1.050%, due 07/30/09(1)	200,000,000	199,475,000

0.320%, due 08/13/09(1)	200,000,000	199,815,111

1.470%, due 08/27/09(1)	125,000,000	124,397,708

0.355%, due 09/17/09(1)	125,000,000	124,828,904

0.380%, due 09/24/09(1)	175,000,000	174,730,660

1.941%, due 09/24/09(1)	100,000,000	99,213,019

0.290%, due 10/08/09(1)	150,000,000	149,806,667

0.640%, due 10/22/09(1)	125,000,000	124,613,333

0.630%, due 11/19/09(1)	100,000,000	99,646,500

Treasury Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government obligations—(concluded)

US Treasury Notes
4.875%, due 05/31/09	$150,000,000	$150,578,742

3.500%, due 08/15/09	25,000,000	25,243,674

4.875%, due 08/15/09	79,025,000	80,072,081

4.000%, due 08/31/09	90,000,000	91,105,326

Total US government obligations (cost—$5,909,789,912)		5,909,789,912

Repurchase agreements—44.73%

Repurchase agreement dated 04/30/09 with Banc of America
Securities LLC, 0.140% due 05/01/09, collateralized by
$1,390,624,200 US Treasury Notes, 1.375% to 1.875% due
03/15/12 to 04/30/14; (value—$1,377,000,018);
proceeds: $1,350,005,250	1,350,000,000	1,350,000,000

Repurchase agreement dated 04/30/09 with Barclays Bank
PLC, 0.160% due 05/01/09, collateralized by $536,740,700
US Treasury Bills, zero coupon due 10/22/09 and $831,900,100
US Treasury Notes, 1.500% due 10/31/10;
(value—$1,377,000,013); proceeds: $1,350,006,000	1,350,000,000	1,350,000,000

Repurchase agreement dated 04/30/09 with Deutsche Bank
Securities, Inc., 0.140% due 05/01/09, collateralized by
$169,933,000 US Cash Management Bills, zero coupon due
05/15/09, $374,789,000 US Treasury Bonds, 6.000% to 8.125%
due 08/15/19 to 02/15/26 and $675,159,300 US Treasury
Notes, 1.125% to 4.875% due 07/15/09 to 02/15/18;
(value—$1,363,026,010); proceeds: $1,336,305,197	1,336,300,000	1,336,300,000

Repurchase agreement dated 04/30/09 with Morgan Stanley &
Co., 0.110% due 05/01/09, collateralized by $3,577,000
US Treasury Bonds, 3.500% due 02/15/39 and $711,839,000
US Treasury Notes, 1.375% to 4.875% due 04/15/12 to
03/31/13; (value—$766,884,256); proceeds: $750,002,292	750,000,000	750,000,000

Repurchase agreement dated 04/30/09 with State Street
Bank & Trust Co., 0.010% due 05/01/09, collateralized by
$2,041 US Treasury Bills, zero coupon due 08/20/09 to
08/27/09; (value—$2,040); proceeds: $2,000	2,000	2,000

Total repurchase agreements (cost—$4,786,302,000)		4,786,302,000

Total investments (cost—$10,696,091,912 which approximates
cost for federal income tax purposes)—99.96%		10,696,091,912

Other assets in excess of liabilities—0.04%		3,805,416

Net assets—100.00%		$10,699,897,328

(1)	Interest rates shown are the discount rates at date of purchase.

Weighted average maturity—37 days

Treasury Master Fund

Statement of net assets—April 30, 2009

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$10,696,091,912	$—	$10,696,091,912

In April 2009, the FASB issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—87.04%

Alabama—0.79%
Montgomery Industrial Development Board Pollution Control &
Solid Waste District Refunding (General Electric Co. Project),
0.320%, VRD	$21,800,000	$21,800,000

Alaska—4.13%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
Series A,
0.350%, VRD	17,700,000	17,700,000

Series B,
0.350%, VRD	43,200,000	43,200,000

Series C,
0.350%, VRD	34,580,000	34,580,000

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
Series A,
0.100%, VRD	1,100,000	1,100,000

Series B,
0.100%, VRD	13,400,000	13,400,000

Series C,
0.100%, VRD	4,505,000	4,505,000

		114,485,000

Arizona—0.97%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.330%, VRD	13,000,000	13,000,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.440%, VRD	9,700,000	9,700,000

0.600%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.600%, VRD	300,000	300,000

		26,750,000

California—0.64%
California Statewide Communities Development Authority
Revenue (Kaiser Permanente),
Series D,
0.200%, VRD	17,400,000	17,400,000

15

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
Metropolitan Water District Southern California
Waterworks Revenue,
Series B-2,
0.230%, VRD	$300,000	$300,000

		17,700,000

Colorado—1.06%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.880%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-1,
0.500%, VRD	910,000	910,000

Series C-6,
0.500%, VRD	5,400,000	5,400,000

Colorado Educational & Cultural Facilities Revenue
(Nature Conservancy),
Series A,
0.500%, VRD	11,100,000	11,100,000

		29,485,000

Connecticut—0.67%
Connecticut State Health & Educational Facilities
Authority Revenue (Wesleyan University),
Series D,
0.400%, VRD	7,000,000	7,000,000

Connecticut State Housing Finance Authority
(CIL Realty, Inc.),
0.380%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.980%, VRD(1),(2)	9,925,000	9,925,000

		18,525,000

Delaware—0.24%
Delaware State,
Series C,
5.000%, due 07/01/09	6,750,000	6,785,833

16

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—1.46%
District of Columbia Revenue (Field School Project),
Series A,
0.520%, VRD	$14,045,000	$14,045,000

District of Columbia Revenue (Pooled Loan Program),
Series A,
0.500%, VRD	7,000,000	7,000,000

District of Columbia University Revenue (Georgetown University),
Series B-2,
0.400%, VRD	9,640,000	9,640,000

District of Columbia,
Series C,
0.380%, VRD	9,640,000	9,640,000

		40,325,000

Florida—1.77%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2, (Pre-refunded with
US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,074,242

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (MBIA Insured),
1.130%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three B-2,
0.500%, VRD	37,060,000	37,060,000

		49,109,242

Georgia—3.88%
Atlanta Water & Wastewater Revenue,
0.470%, VRD	30,000,000	30,000,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
0.880%, VRD(1),(2)	9,750,000	9,750,000

Fulton County Development Authority Revenue
(Children’s Healthcare),
1.450%, VRD	14,000,000	14,000,000

Gainesville & Hall County Hospital Authority Revenue
Anticipation Certificates,
Series E,
0.500%, VRD	8,300,000	8,300,000

17

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Series F,
0.500%, VRD	$8,300,000	$8,300,000

Metropolitan Atlanta Rapid Transit Authority of Georgia
Sales Tax Revenue,
Series A,
0.750%, VRD	16,700,000	16,700,000

Private Colleges & Universities Authority Revenue (Emory University),
Series A, (Mandatory Put 07/07/09 @100),
1.750%, due 07/07/09	8,000,000	8,000,000

Series B,
0.200%, VRD	3,600,000	3,600,000

Series B-1,
0.210%, VRD	5,925,000	5,925,000

Series C5,
0.220%, VRD	3,000,000	3,000,000

		107,575,000

Idaho—0.66%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,529,972

Power County Pollution Control Revenue (FMC Corp. Project),
0.500%, VRD	3,800,000	3,800,000

		18,329,972

Illinois—2.83%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.500%, VRD	5,900,000	5,900,000

Chicago O’Hare International Revenue (Third Lien),
Series C,
0.500%, VRD	15,000,000	15,000,000

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
0.500%, VRD	12,000,000	12,000,000

Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,218,659

Cook County Township High School District No 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,183,871

18

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
0.450%, VRD	$85,000	$85,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.550%, VRD	14,680,000	14,680,000

Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.440%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.480%, VRD	3,300,000	3,300,000

Illinois Finance Authority Revenue (Carle Foundation),
Series B,
0.400%, VRD	1,800,000	1,800,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (FSA Insured),
0.930%, VRD(1),(2)	6,600,000	6,600,000

		78,267,530

Indiana—2.26%
Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
0.880%, VRD(1),(2)	4,690,000	4,690,000

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.360%, VRD	11,400,000	11,400,000

Series CR-E-3,
0.250%, VRD	16,600,000	16,600,000

Mount Vernon Industrial Pollution Control & Solid Waste
Disposal Revenue (General Electric Co. Project),
0.320%, VRD	13,600,000	13,600,000

Purdue University Revenues (Student Fee),
Series S,
0.180%, VRD	3,135,000	3,135,000

Saint Joseph County Industrial Educational Facilities Revenue
(University of Notre Dame Du Lac Project),
0.370%, VRD	13,225,000	13,225,000

		62,650,000

19

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Iowa—0.16%
Iowa State School Cash Anticipation Program
(Iowa School Corps.),
Series B,
3.000%, due 01/21/10	$4,500,000	$4,571,289

Kentucky—1.48%
Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.450%, VRD	1,905,000	1,905,000

Kentucky Asset Liability Commission General Fund Revenue
Tax & Revenue Anticipation Notes,
Series A,
3.000%, due 06/25/09	13,000,000	13,023,481

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.600%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
0.450%, VRD	14,095,000	14,095,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.520%, VRD	4,975,000	4,975,000

		40,998,481

Maine—0.11%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.880%, VRD(1),(2)	2,990,000	2,990,000

Maryland—2.64%
Maryland Economic Development Corp. Revenue
(Baltimore Symphony Trust),
0.500%, VRD	2,500,000	2,500,000

Maryland Economic Development Corp. Revenue
(Providence Center, Inc. Facility),
0.500%, VRD	2,905,000	2,905,000

Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
0.250%, VRD	14,000,000	14,000,000

20

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins Health System),
Series A,
0.400%, VRD	$1,000,000	$1,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series A,
0.350%, VRD	4,000,000	4,000,000

Series B,
0.320%, VRD	21,730,000	21,730,000

Maryland Health & Higher Educational Facilities Authority
Revenue (University of Maryland Medical Systems),
Series C,
0.500%, VRD	5,000,000	5,000,000

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.500%, VRD	14,615,000	14,615,000

Series A-7,
0.500%, VRD	7,500,000	7,500,000

		73,250,000

Massachusetts—6.54%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,176,540

Massachusetts (Central Artery),
Series A,
0.500%, VRD	10,000,000	10,000,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.300%, VRD	5,560,000	5,560,000

Series U-6E,
0.170%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.320%, VRD	4,250,000	4,250,000

21

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(continued)
Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.300%, VRD	$4,500,000	$4,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.710%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Harvard University),
Series L,
0.100%, VRD	7,990,000	7,990,000

Series Y,
0.320%, VRD	14,730,000	14,730,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.520%, VRD	3,000,000	3,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology),
Series J-1,
0.200%, VRD	4,700,000	4,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series D-1,
0.300%, VRD	4,500,000	4,500,000

Series D-3,
0.280%, VRD	5,000,000	5,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.520%, VRD	11,000,000	11,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University),
Series G,
0.280%, VRD	18,750,000	18,750,000

Series N-1,
0.450%, VRD	2,700,000	2,700,000

22

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series I,
0.300%, VRD	$7,375,000	$7,375,000

Massachusetts Revenue Anticipation Notes,
Series C,
4.000%, due 05/29/09	4,000,000	4,005,447

Massachusetts State Refunding,
Series A,
0.550%, VRD	29,555,000	29,555,000

Series B,
0.550%, VRD	8,000,000	8,000,000

		181,291,987

Michigan—3.99%
Kent Hospital Finance Authority Revenue Refunding
(Spectrum Health),
Series B-2,
0.500%, VRD	25,000,000	25,000,000

Michigan Municipal Bond Authority Revenue Bond
Anticipation Notes (State Clean Water),
3.000%, due 07/15/09	6,000,000	6,026,096

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.250%, VRD	4,000,000	4,000,000

Series B-3,
0.360%, VRD	7,800,000	7,800,000

Series B-4,
0.250%, VRD	10,500,000	10,500,000

Series B-6,
0.250%, VRD	10,000,000	10,000,000

Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.200%, VRD	11,000,000	11,000,000

Michigan State Hospital Finance Authority Revenue Refunding
(Mclaren Health Care),
Series B,
0.450%, VRD	17,050,000	17,050,000

23

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
University of Michigan University Revenues (Hospital),
Series A,
0.340%, VRD	$3,000,000	$3,000,000

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.340%, VRD	1,600,000	1,600,000

University of Michigan University Revenues Refunding
(Medical Service Plan),
Series A-1,
0.340%, VRD	14,465,000	14,465,000

		110,441,096

Minnesota—0.92%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.470%, VRD	1,585,000	1,585,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.350%, VRD	6,250,000	6,250,000

Series D, (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000

University of Minnesota Refunding,
Series A,
0.300%, VRD	14,800,000	14,800,000

		25,635,000

Mississippi—0.10%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series A,
0.300%, VRD	400,000	400,000

Series B,
0.700%, VRD	2,500,000	2,500,000

		2,900,000

Missouri—2.87%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.360%, VRD	4,700,000	4,700,000

24

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series C,
0.200%, VRD	$5,000,000	$5,000,000

Series E,
0.220%, VRD	35,300,000	35,300,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.410%, VRD	6,000,000	6,000,000

University of Missouri Revenue (System Facilities),
Series A,
0.450%, VRD	23,275,000	23,275,000

Series B,
0.450%, VRD	5,100,000	5,100,000

		79,375,000

Montana—0.74%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.600%, VRD	17,500,000	17,500,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.440%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.36%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.520%, VRD	10,000,000	10,000,000

Nevada—0.25%
Clark County (Citigroup ROCS, Series RR-II R-11507),
0.640%, VRD(1),(2)	2,800,000	2,800,000

Reno Hospital Revenue Refunding
(Renown Regular Medical Center),
Series A,
0.400%, VRD	4,000,000	4,000,000

		6,800,000

25

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—0.51%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.280%, VRD	$7,845,000	$7,845,000

Series A,
0.450%, VRD	6,300,000	6,300,000

		14,145,000

New Mexico—1.35%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,016,412

Hurley Pollution Control Revenue Updates (Kennecott Santa Fe),
0.350%, VRD	18,700,000	18,700,000

New Mexico Finance Authority Transportation
Revenue Refunding (Sub Lien),
Subseries B-1,
0.400%, VRD	10,700,000	10,700,000

		37,416,412

New York—4.58%
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.380%, VRD	13,700,000	13,700,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.630%, VRD(1),(2)	5,485,000	5,485,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
1.920%, VRD	39,950,000	39,950,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue,
Subseries B-3,
0.450%, VRD	5,800,000	5,800,000

New York City Transitional Finance Authority Revenue
(JP Morgan PUTTERs, Series 3267) (FGIC Insured),
0.880%, VRD(1),(2)	20,440,000	20,440,000

New York Dormitory Authority Revenues Non State Supported
Debt (Rockefeller University),
Series B,
0.210%, VRD	9,500,000	9,500,000

26

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York,
Subseries J-5,
0.950%, VRD	$29,300,000	$29,300,000

Subseries L-5,
0.950%, VRD	2,800,000	2,800,000

		126,975,000

North Carolina—5.42%
Charlotte Water & Sewer System Revenue,
Series B,
0.470%, VRD	30,000,000	30,000,000

Mecklenburg County Certificates of Participation,
0.500%, VRD	3,860,000	3,860,000

Series A,
0.450%, VRD	1,555,000	1,555,000

Mecklenburg County,
Series B,
0.470%, VRD	8,970,000	8,970,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Warren Wilson College),
0.500%, VRD	8,500,000	8,500,000

North Carolina Educational Facilities Finance Agency Revenue
(Duke University Project),
Series A,
0.200%, VRD	3,415,000	3,415,000

North Carolina Medical Care Commission Health Care
Facilities Revenue (First Health Carolinas),
Series B,
0.470%, VRD	5,105,000	5,105,000

North Carolina (Public Improvement),
Series G,
0.270%, VRD	18,545,000	18,545,000

Raleigh Certificates of Participation (Downtown
Improvement Project),
Series B-1,
0.460%, VRD	30,000,000	30,000,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.450%, VRD	24,735,000	24,735,000

27

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
University of North Carolina Revenues
(Citigroup ROCS, Series RR-II-R-11292),
0.640%, VRD(1),(2)	$3,080,000	$3,080,000

Wake County,
Series A,
0.460%, VRD	10,000,000	10,000,000

Series B,
0.470%, VRD	2,300,000	2,300,000

		150,065,000

Ohio—6.00%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.380%, VRD	3,000,000	3,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.560%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.280%, VRD	3,530,000	3,530,000

Montgomery County Revenue (Catholic Health),
Series B-1,
0.410%, VRD	20,300,000	20,300,000

Ohio (Common Schools),
Series D,
0.380%, VRD	20,000,000	20,000,000

Ohio Economic Development Revenue
(YMCA Greater Cincinnati Project),
0.430%, VRD	4,115,000	4,115,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.560%, VRD(1),(2)	3,695,000	3,695,000

Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic),
Series B-3,
0.350%, VRD	18,975,000	18,975,000

Ohio Refunding Infrastructure Improvement,
Series B,
0.380%, VRD	10,000,000	10,000,000

28

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio University General Receipts,
Series B,
0.200%, VRD	$39,600,000	$39,600,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.450%, VRD	6,135,000	6,135,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy Nuclear),
Series B,
0.450%, VRD	34,200,000	34,200,000

		166,350,000

Oklahoma—0.52%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.500%, VRD	14,300,000	14,300,000

Oregon—1.40%
Oregon Facilities Authority Revenue
(Lewis & Clark College Project),
Series A,
0.530%, VRD	9,805,000	9,805,000

Oregon Facilities Authority Revenue (Peacehealth),
Series A,
0.400%, VRD	12,785,000	12,785,000

Series B,
0.400%, VRD	11,145,000	11,145,000

Oregon Tax Anticipation Notes,
Series A,
3.000%, due 06/30/09	5,000,000	5,010,500

		38,745,500

Pennsylvania—2.67%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.370%, VRD	19,800,000	19,800,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.370%, VRD	5,900,000	5,900,000

29

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue
(United Jewish Federation),
Series B,
0.480%, VRD	$3,065,000	$3,065,000

Butler County Hospital Authority Hospital Revenue
(Butler Health System Project),
Series A,
0.500%, VRD	4,500,000	4,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.400%, VRD	2,800,000	2,800,000

Geisinger Authority Health Systems (Geisinger Health Systems),
Series C,
0.400%, VRD	9,485,000	9,485,000

Lackawanna County Industrial Development Authority
Revenue (Scranton Preparation School Project),
0.470%, VRD	7,870,000	7,870,000

Luzerne County,
0.480%, VRD	2,760,000	2,760,000

Montgomery County,
Series A,
0.370%, VRD	3,500,000	3,500,000

Pennsylvania Higher Educational Facilities Authority Revenue
(St. Joseph’s University),
Series C,
0.430%, VRD	2,550,000	2,550,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education Refunding (University Capital Project),
Series A,
2.500%, due 09/15/09	3,600,000	3,622,121

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.200%, VRD	5,215,000	5,215,000

Wilkes Barre,
Series B,
0.480%, VRD	2,840,000	2,840,000

		73,907,121

30

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Rhode Island—0.21%
Rhode Island Industrial Facilities Corp. Marine Terminal
Revenue Refunding (ExxonMobil Project),
0.100%, VRD	$690,000	$690,000

Rhode Island State & Providence Plantations
Tax Anticipation Notes,
3.500%, due 06/30/09	5,000,000	5,010,587

		5,700,587

South Carolina—0.17%
South Carolina Jobs-Economic Development Authority Economic
Development Revenue Refunding (Bon Secours Health),
Series D,
0.500%, VRD	4,700,000	4,700,000

Tennessee—1.91%
Blount County Health & Educational Facilities Board Revenue
(Maryville College Project),
0.500%, VRD	7,600,000	7,600,000

Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue (Catholic Healthcare),
Series B,
0.530%, VRD	8,000,000	8,000,000

Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.200%, VRD	12,160,000	12,160,000

Shelby County Public Improvement and School,
Series B,
0.450%, VRD	25,285,000	25,285,000

		53,045,000

Texas—13.55%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR MBIA Insured),
0.920%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.680%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
1.500%, VRD	12,000,000	12,000,000

Dallas Waterworks & Sewer Systems Revenue
(JP Morgan PUTTERs, Series 1800B) (AMBAC Insured),
0.880%, VRD(1),(2)	1,515,000	1,515,000

31

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Gulf Coast Waste Disposal Authority Pollution Control
Revenue Refunding (AMOCO Oil),
0.140%, VRD	$240,000	$240,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Subseries C-1,
0.350%, VRD	12,900,000	12,900,000

Subseries C-2,
0.350%, VRD	15,500,000	15,500,000

Subseries C-3,
0.350%, VRD	14,100,000	14,100,000

Subseries C-4,
0.350%, VRD	700,000	700,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.350%, VRD	8,500,000	8,500,000

Harris County Health Facilities Development Corp. Revenue
Refunding (St.Luke’s Espiscopal),
Series A,
0.380%, VRD	10,000,000	10,000,000

Houston Higher Education Finance Corp.Higher Education
Revenue Refunding (Rice University Project),
Series A,
0.440%, VRD	4,770,000	4,770,000

Series B,
0.380%, VRD	6,700,000	6,700,000

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.250%, VRD	5,030,000	5,030,000

Lower Neches Valley Authority Industrial Development Corp.
Exempt Facilities Revenue Refunding (ExxonMobil Project),
Series A,
0.140%, VRD	1,900,000	1,900,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.450%, VRD	20,500,000	20,500,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.550%, VRD	4,000,000	4,000,000

32

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.480%, VRD	$35,000,000	$35,000,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.200%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.640%, VRD(1),(2)	6,210,000	6,210,000

Texas (JP Morgan PUTTERs),
Series 2491,
0.560%, VRD(1),(2)	2,285,000	2,285,000

Series 2492,
0.560%, VRD(1),(2)	4,300,000	4,300,000

Series 2615,
0.560%, VRD(1),(2)	8,400,000	8,400,000

Series 3238,
0.560%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.580%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.560%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,379,708

Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.380%, VRD	3,900,000	3,900,000

University of Texas Permanent University Fund System,
Series A,
0.250%, VRD	12,270,000	12,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.200%, VRD	17,270,000	17,270,000

Series B,
0.280%, VRD	23,200,000	23,200,000

33

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
University of Texas University Revenues Refunding
(Financing Systems),
Series B,
0.290%, VRD	$24,020,000	$24,020,000

		375,404,708

Utah—0.50%
Weber County Hospital Revenue (IHC Health Services),
Series C,
0.500%, VRD	13,800,000	13,800,000

Virginia—2.44%
Hanover County Economic Development Authority Revenue
Refunding (Bon Secours Health),
Series D-1,
0.500%, VRD	4,700,000	4,700,000

Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series B,
0.320%, VRD	1,600,000	1,600,000

Series D,
0.250%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series C,
0.270%, VRD	6,000,000	6,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	9,290,000	9,290,000

Virginia Small Business Financing Authority Revenue Refunding
(Children’s Hospital Kings),
0.470%, VRD	20,000,000	20,000,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
0.470%, VRD	22,675,000	22,675,000

		67,590,000

Washington—3.41%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.560%, VRD(1),(2)	4,995,000	4,995,000

34

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—(continued)
Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.880%, VRD(1),(2)	$14,150,000	$14,150,000

Energy Northwest Electric Revenue Refunding (Project No. 3),
Series E,
0.330%, VRD	1,300,000	1,300,000

King County Sewer Revenue (Barclays Capital Municipal Trust
Receipts, Series 1W) (AGC-ICC Insured),
0.580%, VRD(1),(2)	3,000,000	3,000,000

King County Sewer Revenue (Junior Lien),
Series A,
0.460%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
0.510%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10(3)	5,000,000	5,074,850

University of Washington University Revenues
(Bank of America Austin Certificates, Series 2007-1016)
(AMBAC Insured),
1.130%, VRD(1),(2)	5,000,000	5,000,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-4,
0.200%, VRD	18,900,000	18,900,000

Washington Health Care Facilities Authority Revenue
(Swedish Health Services),
0.700%, VRD	6,505,000	6,505,000

Washington Housing Finance Commission Nonprofit Revenue
(YMCA Tacoma Pierce County Project),
0.430%, VRD	7,450,000	7,450,000

Washington Motor Vehicle Fuel Tax
5.000%, due 07/01/09	5,810,000	5,841,608

Washington State (Citigroup ROCS)
Series RR-II-R-11298 (FSA Insured),
0.970%, VRD(1),(2)	4,975,000	4,975,000

35

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Washington—(concluded)
Series RR-II-R-12220,
0.630%, VRD(1),(2)	$4,800,000	$4,800,000

		94,356,458

Wisconsin—0.45%
Oneida Tribe of Indians Health Facility Revenue,
0.500%, VRD	5,880,000	5,880,000

Wisconsin Health & Educational Facilities Authority Revenue
(Jewish Home & Care Center),
0.480%, VRD	6,500,000	6,500,000

		12,380,000

Wyoming—0.43%
Sublette County Pollution Control Revenue (Exxon Project),
0.200%, VRD	3,200,000	3,200,000

Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.470%, VRD	3,700,000	3,700,000

Series B,
0.400%, VRD	600,000	600,000

Uinta County Pollution Control Revenue Refunding
(AMOCO Project),
0.140%, VRD	4,400,000	4,400,000

		11,900,000

Total municipal bonds and notes (cost—$2,411,221,216)		2,411,221,216

Tax-exempt commercial paper—8.47%

California—1.37%
Kaiser Permanente,
0.600%, due 05/07/09	10,000,000	10,000,000

Los Angeles County Capital Asset Leasing Corp.,
0.500%, due 06/02/09	12,100,000	12,100,000

Orange County Teeter Plan,
1.350%, due 05/07/09	12,200,000	12,200,000

PacifiCorp,
0.600%, due 07/10/09	3,775,000	3,775,000

		38,075,000

36

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—0.35%
Illinois Educational Facilities Authority Revenue,
0.550%, due 06/01/09	$5,128,000	$5,128,000

0.550%, due 06/19/09	4,500,000	4,500,000

		9,628,000

Maryland—1.08%
Baltimore County,
0.500%, due 06/11/09	25,000,000	25,000,000

0.550%, due 07/10/09	5,000,000	5,000,000

		30,000,000

Massachusetts—0.19%
Harvard University,
0.350%, due 06/19/09	5,184,000	5,184,000

Minnesota—0.64%
Mayo Clinic,
0.600%, due 06/01/09	17,600,000	17,600,000

Nebraska—0.18%
Omaha Public Power District,
0.650%, due 06/11/09	5,000,000	5,000,000

North Carolina—0.19%
Duke University,
0.500%, due 06/12/09	5,300,000	5,300,000

Ohio—0.99%
Cleveland Clinic,
0.580%, due 05/01/09	10,000,000	10,000,000

0.350%, due 05/06/09	17,300,000	17,300,000

		27,300,000

Texas—1.83%
City of Houston,
0.600%, due 05/07/09	6,800,000	6,800,000

Dallas Water & Sewer,
0.450%, due 07/10/09	14,384,000	14,384,000

Harris County Flood District,
0.700%, due 06/01/09	16,260,000	16,260,000

0.550%, due 06/01/09	6,100,000	6,100,000

Texas Public Finance Authority,
0.500%, due 06/12/09	7,100,000	7,100,000

		50,644,000

37

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Vermont—0.45%
University of Vermont,
0.600%, due 05/05/09	$6,325,000	$6,325,000

0.600%, due 05/07/09	6,265,000	6,265,000

		12,590,000

Virginia—0.36%
University of Virginia,
0.400%, due 06/19/09	10,000,000	10,000,000

Washington—0.84%
King County Sewer Revenue,
0.550%, due 05/04/09	6,400,000	6,400,000

Port of Seattle,
0.400%, due 05/14/09	3,000,000	3,000,000

0.550%, due 05/14/09	13,810,000	13,810,000

		23,210,000

Total tax-exempt commercial paper (cost—$234,531,000)		234,531,000

Money market funds(4)—4.15%

AIM Tax Free Investments,
0.530%	7,900,000	7,900,000

Blackrock Provident Municipal Fund,
0.776%	107,000,000	107,000,000

Total money market funds (cost—$114,900,000)		114,900,000

Total investments (cost—$2,760,652,216 which approximates
cost for federal income tax purposes)—99.66%		2,760,652,216

Other assets in excess of liabilities—0.34%		9,387,951

Net assets—100.00%		$2,770,040,167

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.13% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

(4)	Rates shown reflect yield at April 30, 2009.

38

Tax-Free Master Fund

Statement of net assets—April 30, 2009

AGC	Associated General Contrators
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
ICC	International Code Council
MBIA	MBIA, Inc.
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2009 and reset periodically.

Weighted average maturity—14 days

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$2,760,652,216	$—	$2,760,652,216

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 to April 30, 2009.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,006.90	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,001.70	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,003.10	$0.40	0.08%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.40	0.40	0.08

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	36 days	52 days	51 days

Net assets (bln)	$19.6	$10.8	$13.9

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Commercial paper	44.8%	31.6%	41.3%

US government and agency obligations	17.8	26.1	14.7

Certificates of deposit	14.7	12.4	14.3

Repurchase agreements	12.0	4.7	8.6

Short-term corporate obligations	5.5	13.0	13.6

US master note	2.0	3.3	2.2

Bank notes	1.4	4.6	1.6

Funding agreement	1.3	2.4	1.1

Time deposit	1.2	1.7	2.3

Money market funds	0.5	0.0 (3)	9.1

Other assets less liabilities	(1.2)	0.2	(8.8)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	37 days	51 days	17 days

Net assets (bln)	$10.7	$10.1	$6.7

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Repurchase agreements	44.7%	51.5%	74.8%

US government obligations	55.2	48.5	25.2

Other assets less liabilities	0.1	0.0(3)	0.0(3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weightings represent less than 0.05% of net assets as of the date indicated.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	14 days	40 days	23 days

Net assets (bln)	$2.8	$3.2	$2.6

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Municipal bonds and notes	87.0%	78.4%	74.2%

Tax-exempt commercial paper	8.5	8.8	17.6

Money market funds	4.2	7.2	7.3

Other assets less liabilities	0.3	5.6	0.9

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

45

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the year ended
April 30, 2009

Prime Master Fund
Investment income:
Interest	$305,202,373

Securities lending income (includes $524,475 earned
from an affiliated entity)	1,452,295

306,654,668

Expenses:
Investment advisory and administration fees	15,260,957

Trustees’ fees	60,497

Net expenses	15,321,454

Net investment income	291,333,214

Net realized loss from investment activities	(95,374)

Net increase in net assets resulting from operations	$291,237,840

Treasury Master Fund
Investment income:
Interest	$78,227,815

Securities lending income	230,261

78,458,076

Expenses:
Investment advisory and administration fees	8,955,371

Trustees’ fees	42,482

8,997,853

Less: Fee waiver by advisor	(3,862)

Net expenses	8,993,991

Net investment income	69,464,085

Net realized gain from investment activities	3,665

Net increase in net assets resulting from operations	$69,467,750

Tax-Free Master Fund
Investment income:
Interest	$46,603,541

Expenses:
Investment advisory and administration fees	3,161,837

Trustees’ fees	21,529

Interest expense	2,515

3,185,881

Less: Fee waiver by advisor	(1,934,822)

Net expenses	1,251,059

Net investment income	45,352,482

Net realized gain from investment activities	187,651

Net increase in net assets resulting from operations	$45,540,133

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

Prime Master Fund

From operations:
Net investment income	$291,333,214	$351,483,841

Net realized gain (loss) from investment activities	(95,374)	2,834

Net increase in net assets resulting from operations	291,237,840	351,486,675

Net increase in net assets from
beneficial interest transactions	5,368,548,119	13,596,614,184

Net increase in net assets	5,659,785,959	13,948,100,859

Net assets:
Beginning of period	13,948,100,859	—

End of period	$19,607,886,818	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$69,464,085	$88,797,304

Net realized gainfrom investment activities	3,665	392,560

Net increase in net assets resulting from operations	69,467,750	89,189,864

Net increase in net assets from
beneficial interest transactions	3,919,045,621	6,622,194,093

Net increase in net assets	3,988,513,371	6,711,383,957

Net assets:
Beginning of period	6,711,383,957	—

End of period	$10,699,897,328	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$45,352,482	$33,034,582

Net realized gain from investment activities	187,651	324,901

Net increase in net assets resulting from operations	45,540,133	33,359,483

Net increase in net assets from
beneficial interest transactions	82,384,475	2,608,756,076

Net increase in net assets	127,924,608	2,642,115,559

Net assets:
Beginning of period	2,642,115,559	—

End of period	$2,770,040,167	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights
	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$19,607,887	$13,948,101

Expenses to average net assets	0.10%	0.10	%(2)

Net investment income to average net assets	1.90%	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$10,699,897	$6,711,384

Expenses to average net assets, net of fee
waivers by advisor	0.10%	0.10	%(2)

Expenses to average net assets, before fee
waivers by advisor	0.10%	0.10	%(2)

Net investment income to average net assets	0.77%	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,770,040	$2,642,116

Expenses to average net assets, net of fee
waivers by advisor	0.04%	0.00	%(2),(3)

Expenses to average net assets, before fee
waivers by advisor	0.10%	0.10	%(2)

Net investment income to average net assets	1.42%	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Investment advisor and administrator
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2009, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,631,610, $900,796 and $228,728, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2009, UBS Global AM owed $16,989, $10,405 and $4,660 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At April 30, 2009, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the year ended April 30, 2009,

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

UBS Global AM has agreed to reimburseTreasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

UBS Global AM had voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through November 30, 2008. For the year ended April 30, 2009, UBS Global AM voluntarily waived $1,933,546.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2009, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$4,351,820,018

Treasury Master Fund	271,400,000,000

Tax-Free Master Fund	1,785,367,714

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers had been approved as borrowers under the Master Funds’ securities lending program with UBS Securities LLC as securities lending agent. UBS Securities LLC ceased serving as the securities lending agent in November 2008. State Street Bank and Trust Company commenced serving as the Master Funds’ lending agent in November 2008. For the period May 1, 2008 through November 12, 2008, UBS Securities LLC earned $176,506 and $31,804, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Funds’ lending agent. At April 30, 2009, Prime Master Fund had securities on loan having a market value of $100,798,044. Treasury Master Fund and Tax-Free Master Fund did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For year ended April 30, 2009, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $15,350,168 for 7 days with a related weighted average annualized interest rate of 0.843%, which resulted in $2,515 of interest expense.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Other liabilities
At April 30, 2009, the Master Funds had the following liabilities outstanding*:

		Payable for
	Payable for	cash collateral		Other
	investments	from securities	Payable to	accrued
	purchased	loaned	custodian	expenses

Prime Master Fund	$149,985,000	$102,816,000	$118,659	—

Treasury Master Fund	—	—	17,852	—

Tax-Free Master Fund	9,574,850	—	376,245	$534

*   Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	year ended	period ended
Prime Master Fund	April 30, 2009	April 30, 2008*

Contributions	$33,455,610,806	$28,835,187,449

Withdrawals	(28,087,062,687)	(15,238,573,265)

Net increase in beneficial interest	$5,368,548,119	$13,596,614,184

	For the	For the
	year ended	period ended
Treasury Master Fund	April 30, 2009	April 30, 2008*

Contributions	$19,523,208,625	$11,602,791,250

Withdrawals	(15,604,163,004)	(4,980,597,157)

Net increase in beneficial interest	$3,919,045,621	$6,622,194,093

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

	For the	For the
	year ended	period ended
Treasury Master Fund	April 30, 2009	April 30, 2008*

Contributions	$4,111,522,730	$5,538,506,447

Withdrawals	(4,029,138,255)	(2,929,750,371)

Net increase in beneficial interest	$82,384,475	$2,608,756,076

*   The Master Funds commenced operations on August 28, 2007.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2009, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2009

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Trust’s Registration Statement contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg; †† 67 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 2007	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 29 investment companies (consisting of 61 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 74 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 2007	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 68 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2007	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 62 McLarty Associates 900 17th Street, 8th Floor Washington DC 20006	Trustee	Since 2007	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc.(information and risk management firm).

Bernard H. Garil; 68 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc. and IGT, Inc. (provides technology to gaming and wagering industry).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 49 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (since January 2009).

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 43	Vice President and Assistant Secretary	Since 2007	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 43	Vice President and Treasurer	Since 2007	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 44	Vice President and Assistant Treasurer	Since 2007	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 51	Vice President and Secretary	Since 2007	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global Asset Management—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 41	Vice President and Assistant Treasurer	Since 2007	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 38	Vice President and Assistant Secretary	Since 2007	Ms. Lee is a director and associate general counsel of UBS Global AM— Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 39	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 47	Vice President and Chief Compliance Officer	Since 2007	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 43	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Robert Sabatino**; 35	Vice President	Since 2007	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four Investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 43	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel of UBS Global AM— Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 52	Vice President and Chief Operating Officer	Since 2007	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Kai R. Sotorp**; 50	President	Since 2007	Mr. Sotorp is Head—Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Mr. Sotorp is a director and president of UBS AM Holdings (USA) Inc. (since 2004). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management (Japan) Ltd.(2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 104 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 47	Vice President and Assistant Secretary	Since 2007	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age, unless the Fund’s board, including a majority of its Independent Trustees, determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the Chairman of the Board, until 2011. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
 UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by the offering document.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.
 51 West 52nd Street
New York, New York 10019-6114

Item 2.   Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3.   Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal year or period ended April 30, 2009 and April 30, 2008, the aggregate Ernst & Young LLP (EY) audit fees for professional services rendered to the registrant were approximately $126,000 and $120,000, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal year (or periods) ended April 30, 2009 and April 30, 2008, the aggregate audit-related fees billed by EY for services rendered to the registrant that are reasonably related to the performance of the audit of the financial statements, but not reported as audit fees, were approximately $7,500 and $7,500, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2008 semiannual financial statements and review of the consolidated 2007 report on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years /periods indicated above.

(c)	Tax Fees:
In each of the fiscal years (or periods) ended April 30, 2009 and April 30, 2008, the aggregate tax fees billed by EY for professional services rendered to the registrant were approximately $24,000 and $0, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years (or periods) indicated above.

(d)	All Other Fees:
In each of the fiscal years (or periods) ended April 30, 2009 and April 30, 2008, there were no fees billed by EY for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years (or periods) indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through June 2008)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

....

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).
________________________

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years (or periods) ended April 30, 2009 and April 30, 2008 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years (or periods) ended April 30, 2009 and April 30, 2008 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years (or periods) ended April 30, 2009 and April 30, 2008 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years (or periods) ended April 30, 2009 and April 30, 2008 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years (or periods) ended April 30, 2009 and April 30, 2008 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years (or periods) ended April 30, 2009 and April 30, 2008 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to EY, for the fiscal year ended April 30, 2009, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of EY was 0%.

(g)	For the fiscal years (or periods) ended April 30, 2009 and April 30, 2008, the aggregate fees billed by EY of $2,072,423 and $1,299,425, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2009	2008
Covered Services	$31,500	$7,500
Non-Covered Services	2,040,923	1,291,925

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.   Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.   Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:    June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:    June 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:    June 29, 2009